CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED INCOME STATEMENTS
Cloud	€ 9,418	€ 8,080	€ 6,933
Software licenses	3,248	3,642	4,533
Software support	11,412	11,506	11,547
Software licenses and support	14,660	15,148	16,080
Cloud and software	24,078	23,228	23,012
Services	3,764	4,110	4,541
Total revenue	27,842	27,338	27,553
Cost of cloud	(3,105)	(2,699)	(2,534)
Cost of software licenses and support	(1,925)	(2,008)	(2,159)
Cost of cloud and software	(5,030)	(4,707)	(4,692)
Cost of services	(2,916)	(3,178)	(3,662)
Total cost of revenue	(7,946)	(7,886)	(8,355)
Gross profit	19,897	19,453	19,199
Research and development	(5,190)	(4,454)	(4,292)
Sales and marketing	(7,505)	(7,106)	(7,693)
General and administration	(2,431)	(1,356)	(1,629)
Restructuring	(157)	3	(1,130)
Other operating income/expense, net	43	84	18
Total operating expenses	(23,186)	(20,715)	(23,081)
Operating profit	4,656	6,623	4,473
Other non-operating income/expense, net	17	(179)	(74)
Finance income	3,123	1,473	787
Finance costs	(949)	(697)	(589)
Financial income, net	2,174	776	198
Profit before tax	6,847	7,220	4,596
Income tax expense	(1,471)	(1,938)	(1,226)
Profit after tax	5,376	5,283	3,370
Attributable to owners of parent	5,256	5,145	3,321
Attributable to non-controlling interests	€ 121	€ 138	€ 50
Earnings per share, basic (in Euro per share)	€ 4.46	€ 4.35	€ 2.78
Earnings per share, basic (in Euro per share)	€ 4.46	€ 4.35	€ 2.78